iShares®

iShares Trust

Supplement dated March 15, 2022 (the “Supplement”) to the

Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A and Appendix B, as applicable (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI, as applicable, for each Fund.

The following changes are expected to take place on or around April 11, 2022.

Change in each Fund’s “Conflicts of Interest” section of the Prospectus

The section of each Prospectus entitled “Conflicts of Interest” for each Fund is amended to add the following paragraph after the fifth paragraph:

Under an ETF Services Agreement, the Fund has retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

Change in “Creation and Redemption of Creation Units” section of the SAI

The section of the SAI entitled “Costs Associated with Creation Transactions” for each Fund listed in Appendix A is deleted in its entirety and replaced with the following:

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF

Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth each applicable Fund’s standard creation transaction fee that would have been charged as of March 14, 2022, although the actual fee charged to an Authorized Participant in connection with a creation order will vary depending on the factors discussed above, and may be higher than the fee set forth below.

If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each applicable Fund’s standard creation transaction fee that would have been charged as of March 14, 2022 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**
iShares Core S&P Small-Cap ETF	$990.00	3.0%

iShares Focused Value Factor ETF	$201.25	3.0%

iShares U.S. Aerospace & Defense ETF	$192.50	3.0%

iShares U.S. Broker-Dealers & Securities Exchanges ETF	$183.75	3.0%

iShares U.S. Healthcare Providers ETF	$237.50	3.0%

iShares U.S. Home Construction ETF	$208.75	3.0%

iShares U.S. Infrastructure ETF	$340.00	3.0%

iShares U.S. Insurance ETF	$226.25	3.0%

iShares U.S. Medical Devices ETF	$235.00	3.0%

iShares U.S. Oil & Gas Exploration & Production ETF	$213.75	3.0%

iShares U.S. Oil Equipment & Services ETF	$181.25	3.0%

iShares U.S. Pharmaceuticals ETF	$206.25	3.0%

iShares U.S. Real Estate ETF	$260.00	3.0%

iShares U.S. Regional Banks ETF	$200.00	3.0%

iShares U.S. Telecommunications ETF	$178.75	3.0%

* The standard creation transaction fee consists of the ETF Servicing Fee and Custody Transaction Costs. The standard creation transaction fee may vary over time depending on the factors discussed above, and may be higher than the fee set forth above.

** As a percentage of the net asset value per Creation Unit.

The section of the SAI entitled “Costs Associated with Redemption Transactions” for each Fund listed in Appendix A is deleted in its entirety and replaced with the following:

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth each applicable Fund’s standard redemption transaction fee that would have been charged as of March 14, 2022, although the actual fee charged to an Authorized Participant in connection with a redemption order will vary depending on the factors discussed above, and may be higher than the fee set forth below.

If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each applicable Fund’s standard redemption transaction fee that would have been charged as of March 14, 2022 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**
iShares Core S&P Small-Cap ETF	$990.00	2.0%

iShares Focused Value Factor ETF	$201.25	2.0%

iShares U.S. Aerospace & Defense ETF	$192.50	2.0%

iShares U.S. Broker-Dealers & Securities Exchanges ETF	$183.75	2.0%

iShares U.S. Healthcare Providers ETF	$237.50	2.0%

iShares U.S. Home Construction ETF	$208.75	2.0%

iShares U.S. Infrastructure ETF	$340.00	2.0%

iShares U.S. Insurance ETF	$226.25	2.0%

iShares U.S. Medical Devices ETF	$235.00	2.0%

iShares U.S. Oil & Gas Exploration & Production ETF	$213.75	2.0%

iShares U.S. Oil Equipment & Services ETF	$181.25	2.0%

iShares U.S. Pharmaceuticals ETF	$206.25	2.0%

iShares U.S. Real Estate ETF	$260.00	2.0%

iShares U.S. Regional Banks ETF	$200.00	2.0%

iShares U.S. Telecommunications ETF	$178.75	2.0%

* The standard redemption transaction fee consists of the ETF Servicing Fee and Custody Transaction Costs. The standard redemption transaction fee may vary over time depending on the factors discussed above, and may be higher than the fee set forth above.

** As a percentage of the net asset value per Creation Unit.

The section of the SAI entitled “Costs Associated with Creation Transactions” for each Fund listed in Appendix B is deleted in its entirety and replaced with the following:

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF

Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth each applicable Fund’s standard creation transaction fee that would have been charged as of March 14, 2022, although the actual fee charged to an Authorized Participant in connection with a creation order will vary depending on the factors discussed above, and may be higher than the fee set forth below.

If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each applicable Fund’s standard creation transaction fee that would have been charged as of March 14, 2022 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**
iShares Dow Jones U.S. ETF	$1,583.75	3.0%

iShares MSCI KLD 400 Social ETF	$653.75	3.0%

iShares MSCI USA ESG Select ETF	$380.00	3.0%

iShares U.S. Basic Materials ETF	$197.50	3.0%

iShares U.S. Consumer Discretionary ETF	$371.25	3.0%

iShares U.S. Consumer Staples ETF	$218.75	3.0%

iShares U.S. Energy ETF	$197.50	3.0%

iShares U.S. Financials ETF	$326.25	3.0%

iShares U.S. Financial Services ETF	$285.00	3.0%

iShares U.S. Healthcare ETF	$295.00	3.0%

iShares U.S. Industrials ETF	$380.00	3.0%

iShares U.S. Technology ETF	$341.25	3.0%

iShares U.S. Transportation ETF	$213.75	3.0%

iShares U.S. Utilities ETF	$206.25	3.0%

* The standard creation transaction fee consists of the ETF Servicing Fee and Custody Transaction Costs. The standard creation transaction fee may vary over time depending on the factors discussed above, and may be higher than the fee set forth above.

** As a percentage of the net asset value per Creation Unit.

The section of the SAI entitled “Costs Associated with Redemption Transactions” for each Fund listed on Appendix B is deleted in its entirety and replaced with the following:

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth each applicable Fund’s standard redemption transaction fee that would have been charged as of March 14, 2022, although the actual fee charged to an Authorized Participant in connection with a redemption order will vary depending on the factors discussed above, and may be higher than the fee set forth below.

If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each applicable Fund’s standard redemption transaction fee that would have been charged as of March 14, 2022 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**
iShares Dow Jones U.S. ETF	$1,583.75	2.0%

iShares MSCI KLD 400 Social ETF	$653.75	2.0%

iShares MSCI USA ESG Select ETF	$380.00	2.0%

iShares U.S. Basic Materials ETF	$197.50	2.0%

iShares U.S. Consumer Discretionary ETF	$371.25	2.0%

iShares U.S. Consumer Staples ETF	$218.75	2.0%

iShares U.S. Energy ETF	$197.50	2.0%

iShares U.S. Financials ETF	$326.25	2.0%

iShares U.S. Financial Services ETF	$285.00	2.0%

iShares U.S. Healthcare ETF	$295.00	2.0%

iShares U.S. Industrials ETF	$380.00	2.0%

iShares U.S. Technology ETF	$341.25	2.0%

iShares U.S. Transportation ETF	$213.75	2.0%

iShares U.S. Utilities ETF	$206.25	2.0%

* The standard redemption transaction fee consists of the ETF Servicing Fee and Custody Transaction Costs. The standard redemption transaction fee may vary over time depending on the factors discussed above, and may be higher than the fee set forth above.

** As a percentage of the net asset value per Creation Unit.

Change in each Fund’s “Potential Conflicts of Interest” section of the SAI

After the paragraph stating that “BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares

ETFs” in the section of the SAI entitled “Potential Conflicts of Interest” for each Fund listed in Appendix A and Appendix B, the following paragraph is inserted:

Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC, an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

Appendix A

Supplement to the Prospectus dated as of July 30, 2021 and SAI dated as of July 30, 2021 (as revised January 26, 2022):

iShares Core S&P Small-Cap ETF (IJR)

iShares Focused Value Factor ETF (FOVL)

iShares U.S. Aerospace & Defense ETF (ITA)

iShares U.S. Broker-Dealers & Securities Exchanges ETF (IAI)

iShares U.S. Healthcare Providers ETF (IHF)

iShares U.S. Home Construction ETF (ITB)

iShares U.S. Insurance ETF (IAK)

iShares U.S. Medical Devices ETF (IHI)

iShares U.S. Oil & Gas Exploration & Production ETF (IEO)

iShares U.S. Oil Equipment & Services ETF (IEZ)

iShares U.S. Pharmaceuticals ETF (IHE)

iShares U.S. Real Estate ETF (IYR)

iShares U.S. Regional Banks ETF (IAT)

iShares U.S. Telecommunications ETF (IYZ)

Supplement to the Prospectus dated as of July 30, 2021 (as revised October 20, 2021) and SAI dated as of July 30, 2021 (as revised January 26, 2022):

iShares U.S. Infrastructure ETF (IFRA)

Appendix B

Supplement to the Prospectus dated as of September 1, 2021 and SAI dated as of September 1, 2021 (as revised January 3, 2022):

iShares Dow Jones U.S. ETF (IYY)

iShares MSCI KLD 400 Social ETF (DSI)

iShares MSCI USA ESG Select ETF (SUSA)

iShares U.S. Basic Materials ETF (IYM)

iShares U.S. Consumer Discretionary ETF (IYC)

iShares U.S. Consumer Staples ETF (IYK)

iShares U.S. Energy ETF (IYE)

iShares U.S. Financial Services ETF (IYG)

iShares U.S. Financials ETF (IYF)

iShares U.S. Healthcare ETF (IYH)

iShares U.S. Industrials ETF (IYJ)

iShares U.S. Technology ETF (IYW)

iShares U.S. Transportation ETF (IYT)

iShares U.S. Utilities ETF (IDU)

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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